Business Combination and Related Agreement	Sep. 30, 2025
Business Combination [Abstract]
Business Combination and Related Agreement
2. BUSINESS COMBINATION AND RELATED AGREEMENT
On September 27, 2025, the Company (which will transfer by way of continuation and domesticate as a Delaware corporation prior to the Closing (as defined below)), entered into a Business Combination Agreement (the “Business Combination Agreement”), dated as of September 27, 2025, by and among the Company, MMR Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Hadron Energy, Inc., a Delaware corporation (“Hadron Energy”), pursuant to which, among other things and subject to the terms and conditions contained therein, Merger Sub will merge with and into Hadron Energy (the “Merger”), with Hadron Energy continuing as the surviving company (Hadron Energy, in its capacity as the surviving corporation of the Merger, is sometimes referred to as the “Surviving Company”). The Business Combination Agreement and the transaction was approved by the the Company’s board of directors and the board of directors of Hadron Energy.
Following the closing of the Merger (the “Closing”), the Company, which will be renamed “Hadron Energy, Inc.,” will be referred to as the “Combined Company.”
The Domestication
At least two (2) days prior to the Closing Date (as defined below), subject to the satisfaction or waiver of the conditions of the Business Combination Agreement, the Company will transfer by way of continuation from the Cayman Islands to the State of Delaware and domesticate as a Delaware corporation (“Domesticated GigCapital7”) in accordance with Section 388 of the General Corporation Law of the State of Delaware, as amended (the “DGCL”), and Part 12 of the Companies Act (as revised) of the Cayman Islands (the “Cayman Companies Act,” and such continuation and domestication, the “Domestication”).
By virtue of the Domestication upon its effectiveness, (a) each then issued and outstanding Class A ordinary share of GigCapital7 (each a “Class A Ordinary Share”) (other than any Class A Ordinary Share included in the Cayman Purchaser Units (as defined in the Business Combination Agreement)) shall convert automatically, on a one-for-one
basis, into one (1) share of common stock of Domesticated GigCapital7 (the “Domesticated Purchaser Common Stock”); (b) each then issued and outstanding Class B ordinary share of GigCapital7 (each a “Class B Ordinary Share”) shall convert automatically, on a one-for-one
basis, into one (1) share of Class B common stock of Domesticated GigCapital7 (the “Domesticated Purchaser Class B Common Stock”); (c) each then issued and outstanding warrant of the Company (other than any Cayman Purchaser Public Warrants (as defined in the Business Combination Agreement) included in the Cayman Purchaser Units) (each a “Cayman Purchaser Warrant”) shall convert automatically into a warrant to acquire one (1) share of Domesticated Purchaser Common Stock (each a “Domesticated Purchaser Warrant”), pursuant to the Warrant Agreement (as defined in the Business Combination Agreement); and (d) each then issued and outstanding Cayman Purchaser Units shall be cancelled and will thereafter entitle the holder thereof to one (1) share of Domesticated Purchaser Common Stock and one (1) Domesticated Purchaser Warrant, in each case without any action on the part of the Company, Merger Sub, Hadron Energy or any holder of securities of any of the foregoing.
The Merger and Consideration
Following the Domestication, at the Effective Time (as defined in the Business Combination Agreement), by virtue of the Merger, each share of capital stock of Merger Sub issued and outstanding immediately prior to the Effective Time shall be automatically cancelled and extinguished and converted into one (1) share of common stock, par value $0.0001, of the Surviving Company.
Subject to, and in accordance with the terms and conditions of the Business Combination Agreement, at the Effective Time:

(i)	each issued and outstanding share of common stock of Hadron Energy (the “Hadron Energy Common Stock”), except for (a) shares held by the Company or Merger Sub (or any subsidiaries of the Company),

(b) shares held by Hadron Energy as treasury stock, if any (each share covered in subclause (a) and (b), an “Excluded Share”), (c) shares held by stockholders who have properly exercised and not withdrawn appraisal rights under Delaware law (the “Dissenting Shares”), and (d) shares of the Hadron Energy Common Stock issued pursuant to an award of restricted stock that is, as of immediately prior to the Closing Date, subject to a substantial risk of forfeiture and is not transferable (the “Hadron Energy Restricted Shares”), will be cancelled and converted into the right to receive the Per Share Merger Consideration (as defined below), as set forth in the Business Combination Agreement;

(ii)	each Excluded Share shall be automatically cancelled and retired without any conversion thereof and shall cease to exist, and no consideration shall be delivered in exchange therefor;

(iii)
each option to purchase shares of the Hadron Energy Common Stock (the “Hadron Energy Option”) that is outstanding immediately prior to the Effective Time will be automatically assumed by Domesticated GigCapital7 and converted into an option to purchase a number of shares of Domesticated Purchaser Common Stock (such option, an “Exchanged Option”), equal to the product (rounded down to the nearest whole number) of (x) the number of shares of the Hadron Energy Common Stock subject to such Hadron Energy Option immediately prior to the Effective Time and (y) the Exchange Ratio (as defined below), at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (A) the exercise price per share of such Hadron Energy Option immediately prior to the Effective Time divided by (B) the Exchange Ratio; and

(iv)
each award of the Hadron Energy Restricted Shares (the “Hadron Energy Restricted Share Award”) that is outstanding immediately prior to the Effective Time will be automatically assumed by Domesticated GigCapital7 such that each Hadron Energy Restricted Share Award will be converted into an award for a number of restricted shares of Domesticated Purchaser Common Stock (such award, an “Exchanged RSA”), equal to the product (rounded down to the nearest whole number) of (x) the number of shares of Hadron Energy Restricted Shares and (y) the Exchange Ratio.

Additionally, the outstanding Hadron Energy Simple Agreements for Future Equity (“SAFEs”) will automatically convert, immediately prior to the Effective Time, into a number of shares of Hadron Energy Common Stock determined in accordance with the terms of such Hadron Energy SAFE. Post-conversion, such shares will be treated as Hadron Energy Common Stock and receive the consideration described above for Hadron Energy Common Stock at the Effective Time.
The “Per Share Merger Consideration” in respect of each share of Hadron Energy Common Stock (other than Excluded Shares, Dissenting Shares and Hadron Energy Restricted Shares) that is issued and outstanding, or deemed to be issued and outstanding, immediately prior to the Effective Time, shall be a number of shares of Domesticated Purchaser Common Stock equal to the Exchange Ratio. The “Exchange Ratio” means the quotient of: (a) the Aggregate Merger Consideration; divided by (b) the Hadron Energy Fully Diluted Capital. The “Aggregate Merger Consideration” means the number of shares of Domesticated Purchaser Common Stock equal to the difference of: (a) the Aggregate Domesticated Purchaser Common Stock; minus (b) 13,333,333 shares of Domesticated Purchaser Common Stock; provided, however, that if Hadron Energy has any indebtedness outstanding as of the closing of the Merger, the Aggregate Merger Consideration shall be further reduced by a number of shares of Domesticated Purchaser Common Stock equal to the amount of such indebtedness divided by $10.59 (the “Per Share Price”) (rounded down to the nearest whole share). The “Aggregate Domesticated Purchaser Common Stock” means the number of shares of Domesticated Purchaser Common Stock equal to the quotient of: (a)

$1,200,200,000; divided by (b) the Per Share Price. The “Hadron Energy Fully Diluted Capital” means the sum (without duplication) of the aggregate number of (a) shares of Hadron Energy Common Stock (other than Hadron Energy Restricted Shares) that are issued and outstanding immediately prior to the Effective

Time assuming and after giving effect to the conversion of all Hadron Energy SAFEs, (b) Hadron Energy Restricted Shares that are issued and outstanding immediately prior to the Effective Time, and (c) all shares of Hadron Energy Common Stock issuable upon the full exercise of all Hadron Energy Options outstanding as of immediately prior to the Effective Time (calculated using the treasury method of accounting on a cashless exercise basis).

The Sponsor Share Conversion
At the Effective Time, by virtue of the Merger and the applicable provisions of the certificate of incorporation of Domesticated GigCapital7 (the “Domesticated Purchaser Charter”), each share of Domesticated Purchaser Class B Common Stock then issued and outstanding shall be automatically cancelled and extinguished and converted into one (
1
) share of Domesticated Purchaser Common Stock.
The Redemption
GigCapital7 will provide an opportunity to the holders of its public shares to have their public shares redeemed on the terms and conditions set forth in the Business Combination Agreement and the Cayman Purchaser Articles (the “Redemption”). Subject to receipt of the approval of the Business Combination Agreement by the GigCapital7 shareholders, GigCapital7 will carry out the Redemption at the Effective Time in accordance with the Cayman Purchaser Articles and the Domesticated Purchaser Charter.
The Closing
The Closing will occur as promptly as practicable, but in no event later than three (3) business days, after the satisfaction or, if permissible, waiver of the conditions set forth in the Business Combination Agreement, or at such other date, time, or place as GigCapital7 and Hadron Energy may agree. The date of such Closing is referred to as the “Closing Date.”
Stock Exchange Listing
The public units, public shares and public warrants of the Company, are currently listed on the Nasdaq Stock Market LLC (the “Nasdaq”) under the symbols “GIGGU,” “GIG” and “GIGGW,” respectively. From and after the Closing, the Combined Company intends to list on Nasdaq or the New York Stock Exchange, as applicable, only the Domesticated Purchaser Common Stock and the Domesticated Purchaser Warrants.